Supplemental Cash Flow Information (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Payments of interest and commitment fees	$ 74.8	$ 49.7	$ 41.5
Capitalized interest	13.8	13.3	3.9
Cash paid for income taxes	0.8	(0.6)	(0.3)
Incurred liabilities for fixed and intangible asset additions	61.2	52.5	$ 14.1
Other Asset Additions Incurred but Not yet Paid	$ 9.4	$ 0.1